3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies Tables Abstract
Adoption of IFRS 9
Retained Earnings	Impact of IFRS 9 adoption
Increase in expected credit losses with trade accounts receivable	12.6
Increase in expected credit losses with notes receivable	6.5
Increase in expected credit losses with financial investments	1.4
Deferred taxes	(6.0)
Impact on 01.01.18	14.5

Schedule of exchange rates in Brazilian Reais
Exchange rate at the balance sheet date	12.31.18	12.31.17
Thailand Bath (THB)	0.1198	0.1015
Kwait Dinar (KWD)	12.7755	10.9791
United Arab Emirates Dirham (AED)	1.0550	0.9006
Singapore Dollar (SGD)	2.8464	2.4753
U.S. Dollar (US$ or USD)	3.8748	3.3080
Vietnamese Dong (VND)	0.0002	0.0002
Hong Kong dollar (HKD)	0.4948	0.4233
Euro (€ or EUR)	4.4390	3.9693
Forint Hungary (HUF)	0.0138	0.0128
Yen (JPY)	0.0353	0.0294
Romanian leu (RON)	0.9527	0.8511
Pound Sterling (£ or GBP)	4.9617	4.4714
Turkish Lira (TRY)	0.7331	0.8752
Argentinian Peso ($ or ARS)	0.1029	0.1755
Chilean Peso (CLP)	0.0056	0.0054
Uruguayan Peso (UYU)	0.1199	0.1149
South African Rand (ZAR)	0.2699	0.2690
Renminbi Yuan China (CNY)	0.5636	0.5087
Saudi Riyal (SAR)	1.0330	0.8821
Qatar Riyal (QAR)	1.0643	0.9088
Omani Riyal (OMR)	10.0696	8.6011
Ringgit Malaysia (MYR)	0.9382	0.8180
Ruble Russia (RUB)	0.0556	0.0574
Won South Korea (KRW)	0.0035	0.0031

Average rates	12.31.18	12.31.17
Thailand Bath (THB)	0.1130	0.0942
Kwait Dinar (KWD)	12.1043	10.5318
United Arab Emirates Dirham (AED)	0.9950	0.8692
Singapore Dollar (SGD)	2.7071	2.3130
U.S. Dollar (US$ or USD)	3.6545	3.1920
Vietnamese Dong (VND)	0.0002	0.0001
Hong Kong dollar (HKD)	0.4663	0.4096
Euro (€ or EUR)	4.3092	3.6071
Forint Hungary (HUF)	0.0135	0.0117
Yen (JPY)	0.0331	0.0285
Romanian leu (RON)	0.9265	0.7896
Pound Sterling (£ or GBP)	4.8701	4.1150
Turkish Lira (TRY)	0.7696	0.8759
Argentinian Peso ($ or ARS)	0.1369	0.1934
Chilean Peso (CLP)	0.0057	0.0049
Uruguayan Peso (UYU)	0.1190	0.1115
South African Rand (ZAR)	0.2764	0.2401
Renminbi Yuan China (CNY)	0.5521	0.4726
Saudi Riyal (SAR)	0.9744	0.8512
Qatar Riyal (QAR)	1.0039	0.8727
Omani Riyal (OMR)	9.4947	8.2978
Ringgit Malaysia (MYR)	0.9053	0.7435
Ruble Russia (RUB)	0.0582	0.0548
Won South Korea (KRW)	0.0033	0.0028

Schedule of inflation rates
Period	Accumulated inflation rates
2016	34.60%
2017	24.80%
2018	48.01%